Summary of Breakdown of Our Standardized Credit Risk Exposures by Risk-weight Category (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Breakdown of Our Standardized Credit Risk Exposures by Risk-weight Category

A detailed breakdown of our standardized credit risk exposures by risk-weight category, before considering the effect of credit risk mitigation strategies and before allowance for credit losses, is provided below.

$ millions, as at October 31	Risk-weight category							2018	2017
	0%	20%	35%	50%	75%	100%	150%	Total	Total
Corporate	$–	$–	$–	$–	$–	$32,653	$114	$32,767	$28,275
Sovereign	6,454	4,314	–	107	–	711	461	12,047	11,827
Banks	–	1,729	–	101	–	320	9	2,159	2,261
Real estate secured personal lending	–	–	–	–	3,552	185	8	3,745	3,426
Other retail	–	–	–	–	1,193	65	7	1,265	1,186
	$6,454	$6,043	$–	$208	$4,745	$33,934	$599	$51,983	$46,975